Note 17 - Segment Information, Reconciliation of revenues from segment to consolidated, International (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 9,666	$ 7,725
Inter-segment net operating revenues	2,825	2,022
Net operating revenues	12,491	9,747
Cost of sales	(9,243)	(6,965)
Depreciation, depletion and amortization	(627)	(645)
Exploration, including exploratory dry holes	(254)	(316)
Impairment	(2)	(50)
Selling, general and administrative expenses	(664)	(630)
Research and development expenses	0	(3)
Other operating expenses	(523)	(196)
Costs and expenses	(11,313)	(8,805)
Operating income (loss)	1,178	942
Equity in results of non-consolidated companies	(42)	17
Other taxes	(71)	(65)
Income (loss) before income taxes	1,065	894
Income tax benefits (expense)	(171)	(142)
Net income (loss) for the period	894	752
Less: Net income (loss) attributable to the noncontrolling interest	(7)	(57)
Net income (loss) attributable to Petrobras	887	695
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	733	510
Inter-segment net operating revenues	2,786	2,178
Net operating revenues	3,519	2,688
Cost of sales	(972)	(634)
Depreciation, depletion and amortization	(537)	(531)
Exploration, including exploratory dry holes	(254)	(316)
Impairment	(2)	0
Selling, general and administrative expenses	(130)	(130)
Research and development expenses	0	0
Other operating expenses	(202)	(19)
Costs and expenses	(2,097)	(1,630)
Operating income (loss)	1,422	1,058
Equity in results of non-consolidated companies	(44)	26
Other taxes	(38)	(34)
Income (loss) before income taxes	1,340	1,050
Income tax benefits (expense)	(156)	(181)
Net income (loss) for the period	1,184	869
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	1,184	869
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	4,831	3,838
Inter-segment net operating revenues	1,643	1,580
Net operating revenues	6,474	5,418
Cost of sales	(6,133)	(5,016)
Depreciation, depletion and amortization	(43)	(60)
Exploration, including exploratory dry holes	0	0
Impairment	0	(50)
Selling, general and administrative expenses	(101)	(101)
Research and development expenses	0	(2)
Other operating expenses	(285)	(200)
Costs and expenses	(6,562)	(5,429)
Operating income (loss)	(88)	(11)
Equity in results of non-consolidated companies	5	10
Other taxes	(3)	(2)
Income (loss) before income taxes	(86)	(3)
Income tax benefits (expense)	(1)	(3)
Net income (loss) for the period	(87)	(6)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	(87)	(6)
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	392	372
Inter-segment net operating revenues	35	30
Net operating revenues	427	402
Cost of sales	(341)	(307)
Depreciation, depletion and amortization	(12)	(14)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(8)	(6)
Research and development expenses	0	0
Other operating expenses	7	7
Costs and expenses	(354)	(320)
Operating income (loss)	73	82
Equity in results of non-consolidated companies	3	0
Other taxes	(1)	(1)
Income (loss) before income taxes	75	81
Income tax benefits (expense)	(63)	(2)
Net income (loss) for the period	12	79
Less: Net income (loss) attributable to the noncontrolling interest	0	(1)
Net income (loss) attributable to Petrobras	12	78
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	3,702	2,985
Inter-segment net operating revenues	25	26
Net operating revenues	3,727	3,011
Cost of sales	(3,457)	(2,774)
Depreciation, depletion and amortization	(20)	(21)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(209)	(188)
Research and development expenses	0	0
Other operating expenses	15	7
Costs and expenses	(3,671)	(2,976)
Operating income (loss)	56	35
Equity in results of non-consolidated companies	2	4
Other taxes	(5)	(2)
Income (loss) before income taxes	53	37
Income tax benefits (expense)	(7)	(4)
Net income (loss) for the period	46	33
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	46	33
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	(15)	(19)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(219)	(207)
Research and development expenses	0	(1)
Other operating expenses	(58)	10
Costs and expenses	(292)	(217)
Operating income (loss)	(292)	(217)
Equity in results of non-consolidated companies	(8)	(23)
Other taxes	(24)	(26)
Income (loss) before income taxes	(324)	(266)
Income tax benefits (expense)	56	48
Net income (loss) for the period	(268)	(218)
Less: Net income (loss) attributable to the noncontrolling interest	(7)	(56)
Net income (loss) attributable to Petrobras	(275)	(274)
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	8	20
Inter-segment net operating revenues	(1,664)	(1,792)
Net operating revenues	(1,656)	(1,772)
Cost of sales	1,660	1,766
Depreciation, depletion and amortization	0	0
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	3	2
Research and development expenses	0	0
Other operating expenses	0	(1)
Costs and expenses	1,663	1,767
Operating income (loss)	7	(5)
Equity in results of non-consolidated companies	0	0
Other taxes	0	0
Income (loss) before income taxes	7	(5)
Income tax benefits (expense)	0	0
Net income (loss) for the period	7	(5)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	$ 7	$ (5)